Debt - Schedule of short-term debt (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Short Term Debt [Line Items]
Short-term debt (weighted average interest rate of 5.1% and 1.9%, respectively)	$ 87	$ 1,448
Current maturities of long-term debt (weighted-average nominal interest rate 1.5% and 0.5%, respectively)	2,520	1,087
Short-term debt and current maturities of long-term debt	$ 2,607	$ 2,535
Short-term debt, weighted average interest rate (as a percent)	5.10%	1.90%
Current maturities of long-term debt, weighted average nominal interest rate (as a percent)	1.50%	0.50%